Shareholder Report, Average Annual Return (Details)	2 Months Ended	6 Months Ended	12 Months Ended	60 Months Ended	74 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000004204
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ave Maria Growth Fund
C000004205
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ave Maria Rising Dividend Fund
C000273645
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ave Maria Undiscovered Fund
C000004203
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ave Maria Value Fund
C000088418
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ave Maria World Equity Fund
C000219050
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ave Maria Growth Focused Fund
C000004202
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ave Maria Value Focused Fund
C000004207
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ave Maria Bond Fund
Without Sales Load [Member] | C000004204
Average Annual Return [Line Items]
Average Annual Return, Percent		19.85%	20.63%	9.59%		14.36%
Without Sales Load [Member] | C000004205
Average Annual Return [Line Items]
Average Annual Return, Percent		0.78%	(3.15%)	5.81%		9.51%
Without Sales Load [Member] | C000273645
Average Annual Return [Line Items]
Average Annual Return, Percent	6.70%
Without Sales Load [Member] | C000004203
Average Annual Return [Line Items]
Average Annual Return, Percent		12.79%	10.10%	9.21%		11.38%
Without Sales Load [Member] | C000088418
Average Annual Return [Line Items]
Average Annual Return, Percent		14.43%	13.83%	8.56%		9.38%
Without Sales Load [Member] | C000219050
Average Annual Return [Line Items]
Average Annual Return, Percent		14.04%	8.30%	5.60%	11.13%
Without Sales Load [Member] | C000004202
Average Annual Return [Line Items]
Average Annual Return, Percent		18.95%	21.15%	15.39%		15.62%
Without Sales Load [Member] | C000004207
Average Annual Return [Line Items]
Average Annual Return, Percent		1.34%	3.43%	2.87%		3.77%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	4.26%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		10.21%	22.32%	13.41%		15.51%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		11.25%	23.67%	10.98%		12.78%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		10.21%	22.32%	13.41%	18.87%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		10.21%	22.32%	13.41%		15.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		0.62%	3.79%	0.08%		1.54%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent		12.13%	19.20%	9.14%		12.36%
S&P 500 Dividend Aristocrats TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dividend Aristocrats Index
Average Annual Return, Percent		9.31%	14.50%	6.99%		10.27%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.41%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.34%	25.89%	9.07%		11.65%
S&P MidCap 400 Growth TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		21.57%	30.01%	8.84%	16.25%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		10.89%	22.87%	13.01%		15.18%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent		0.40%	3.14%	1.22%		1.92%